Summary of Significant Accounting Policies - Summary Of Condensed Balance Sheet (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets, Current [Abstract]
Cash and cash equivalents	¥ 1,574,171	$ 228,233	¥ 817,719	¥ 1,061,962
Restricted cash	517,364	75,011	667,664	¥ 261,387
Short-term Investments	2,130,377	308,876	1,969,362
Accounts receivable, net of allowance of RMB nil and RMB 10,199 (US$ 1,479) as of December 31, 2021 and 2022, respectively	675,796	97,981	643,843
Current contract assets	450,085	65,256	563,611
Total current assets	5,690,619	825,064	5,033,042
Non-current assets
Non-current contract assets	103,591	15,019	29,889
Intangible assets, net	56,614	8,208	56,753
Total non-current assets	231,604	33,579	217,557
Total assets	5,922,223	858,643	5,250,599
Current liabilities
Insurance premium payables	516,661	74,909	685,028
Deferred revenue			803
Accrued expenses and other current liabilities	584,123	84,689	498,752
Amount due to related parties	11,553	1,675	20,449
Total current liabilities	1,121,691	162,629	1,249,145
Total non-current liabilities	34,404	4,989	28,028
Total liabilities	1,156,095	$ 167,618	1,277,173
VIE [Member]
Assets, Current [Abstract]
Cash and cash equivalents	391,175		731,189
Restricted cash	517,364		667,664
Short-term Investments			351,451
Accounts receivable, net of allowance of RMB nil and RMB 10,199 (US$ 1,479) as of December 31, 2021 and 2022, respectively	586,373		635,235
Current contract assets	450,085		563,611
Other current assets	232,412		316,489
Total current assets	2,177,409		3,265,639
Non-current assets
Non-current contract assets	103,591		29,889
Intangible assets, net	53,192		53,202
Deferred tax assets	6,166		11,840
Other non-current assets	36,140		57,154
Total non-current assets	199,089		152,085
Total assets	2,376,498		3,417,724
Current liabilities
Insurance premium payables	516,661		685,028
Deferred revenue			803
Accrued expenses and other current liabilities	453,996		413,438
Amount due to related parties	44
Current lease liabilities	9,122		16,452
Total current liabilities	979,823		1,115,721
Total non-current liabilities	33,979		26,047
Total liabilities	¥ 1,013,802		¥ 1,141,768